Document And Entity Information	Total
Prospectus [Line Items]
Document Type	485BPOS
Document Period End Date	Dec. 31, 2019
Entity Registrant Name	World Funds Trust
Entity Central Index Key	0001396092
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Apr. 29, 2020
Document Effective Date	Apr. 29, 2020
Prospectus Date	May 01, 2020
Mission-Auour Risk-Managed Global Equity Fund | Class A Shares
Prospectus [Line Items]
Trading Symbol	OURAX
Mission-Auour Risk-Managed Global Equity Fund | Investor Class Shares
Prospectus [Line Items]
Trading Symbol	OURLX
Mission-Auour Risk-Managed Global Equity Fund | Institutional Class Shares
Prospectus [Line Items]
Trading Symbol	OURIX
Mission-Auour Risk-Managed Global Equity Fund | Class Z Shares
Prospectus [Line Items]
Trading Symbol	OURZX